Summary of material accounting policies (Details 4)	12 Months Ended
Dec. 31, 2025
Land [member]
IfrsStatementLineItems [Line Items]
Useful lives	Indefinite
Buildings And Constructions [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	20 years
Buildings And Constructions [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	60 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	10 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	25 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	5 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	10 years
Other Equipments [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	5 years
Other Equipments [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	8 years
Glass And Plasic Container [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	3 years
Glass And Plasic Container [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives	12 years
Vines [Member]
IfrsStatementLineItems [Line Items]
Useful lives	30 years